STATUTORY FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory Financial Information [Abstract]
Statutory net income (loss)	$ (4)	$ 12	$ 34
Statutory surplus, capital stock and Asset Valuation Reserve	366	401
Return of surplus	0	$ 0	$ 200
Securities on deposit with such government or state agencies	$ 6